Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for loan losses	$ 2,927	$ 2,564
Pension	1,233	1,747
Other real estate owned	550	621
Deferred loan fees	563	131
Lease Liability	449	467
Intangible assets	22	103
Accrued/deferred compensation	530	399
Other	368	95
Total deferred tax assets	6,642	6,127
Deferred tax liabilities:
Premises and equipment	553	625
Mortgage servicing rights	514	521
Deferred loan costs	288	273
Right-of-Use Asset	443	465
Prepaid expenses	359	328
Securities	900	9
Other	8	10
Total deferred tax liabilities	3,065	2,231
Net deferred tax assets	$ 3,577	$ 3,896